Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Consolidated balance sheets
Allowance for doubtful accounts	€ 474,891	€ 482,461
Par value (in dollars per share)	€ 0	€ 0
Nominal value (in dollars per share)	€ 1.00	€ 1.00
Shares authorized	385,913,972	385,913,972
Shares issued	308,111,000	307,221,791
Shares outstanding	306,451,049	306,221,840